Federated Hermes High Income Bond Fund II
Portfolio of Investments
September 30, 2025 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—96.0%
	Aerospace/Defense—1.8%
$ 250,000	Goat Holdco, LLC, 144A, 6.750%, 2/1/2032	$ 256,474
50,000	TransDigm, Inc., 144A, 6.250%, 1/31/2034	51,458
200,000	TransDigm, Inc., 144A, 6.375%, 3/1/2029	204,730
375,000	TransDigm, Inc., 1st Priority Sr. Secd. Note, 144A, 6.625%, 3/1/2032	386,548
500,000	TransDigm, Inc., Sr. Secd. Note, 144A, 6.875%, 12/15/2030	518,515
600,000	TransDigm, Inc., Sr. Sub. Note, 144A, 6.375%, 5/31/2033	608,246
125,000	TransDigm, Inc., Sr. Sub. Note, 144A, 6.750%, 1/31/2034	129,334
	TOTAL	2,155,305
	Automotive—3.2%
75,000	Adient Global Holdings Ltd., 144A, 7.000%, 4/15/2028	76,992
150,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 7.500%, 2/15/2033	155,435
125,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 4/15/2031	131,196
200,000	Clarios Global LP, Sr. Secd. Note, 144A, 6.750%, 2/15/2030	206,761
475,000	Clarios Global LP, Sr. Unsecd. Note, 144A, 6.750%, 9/15/2032	485,823
275,000	Dornoch Debt Merger Sub., Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	236,855
375,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.375%, 11/13/2025	374,325
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	186,622
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.125%, 8/17/2027	196,769
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.271%, 1/9/2027	198,436
300,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	297,852
200,000	Forvia SE, Sr. Unsecd. Note, 144A, 6.750%, 9/15/2033	203,037
400,000	IHO Verwaltungs GmbH, 144A, 8.000%, 11/15/2032	420,083
200,000	IHO Verwaltungs GmbH, Sr. Secd. Note, 144A, 6.375%, 5/15/2029	200,908
475,000	JB Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 8.750%, 12/15/2031	498,086
	TOTAL	3,869,180
	Building Materials—4.8%
275,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	269,725
25,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2029	23,743
250,000	CP Atlas Buyer, Inc., 144A, 9.750%, 7/15/2030	262,064
225,000	CP Atlas Buyer, Inc., 144A, 12.750%, 1/15/2031	224,904
625,000	Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	633,898
500,000	Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	499,608
250,000	Masterbrand, Inc., 144A, 7.000%, 7/15/2032	258,690
425,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Sr. Secd. Note, 144A, 6.750%, 4/1/2032	436,848
100,000	MIWD Holdco II LLC/ MIWD Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2030	97,661
525,000	Patrick Industries, Inc., Co. Guarantee, 144A, 6.375%, 11/1/2032	533,142
275,000	Queen MergerCo, Inc., Sr. Secd. Note, 144A, 6.750%, 4/30/2032	285,421
300,000	Quikrete Holdings, Inc., Sr. Secd. Note, 144A, 6.375%, 3/1/2032	310,987
100,000	Quikrete Holdings, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2033	104,045
375,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 3.375%, 1/15/2031	339,914
350,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 6.250%, 8/1/2033	355,007
200,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 6.500%, 8/15/2032	205,409
275,000	TopBuild Corp., Sr. Unsecd. Note, 144A, 5.625%, 1/31/2034	274,194
650,000	White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	648,661
	TOTAL	5,763,921

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Cable Satellite—5.1%
$ 125,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	$ 115,232
250,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2034	216,297
225,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	200,179
900,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	864,312
750,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	743,396
275,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	273,374
225,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	145,288
425,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.125%, 12/1/2030	278,658
300,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	195,342
400,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	295,986
175,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2031	158,709
150,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2028	145,065
300,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	281,580
125,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	125,129
625,000	Sunrise FinCo I B.V., Sr. Note, 144A, 4.875%, 7/15/2031	595,856
450,000	Telenet Finance Luxembourg, Sr. Secd. Note, 144A, 5.500%, 3/1/2028	449,307
300,000	Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	278,905
200,000	Virgin Media Secured Finance PLC, Sr. Secd. Note, 144A, 4.500%, 8/15/2030	188,744
250,000	Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	235,468
375,000	VZ Secured Financing B.V., Sr. Secd. Note, 144A, 5.000%, 1/15/2032	339,530
	TOTAL	6,126,357
	Chemicals—4.0%
150,000	Ashland, Inc., Sr. Unsecd. Note, 144A, 3.375%, 9/1/2031	132,984
150,000	Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	149,410
150,000	Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V., Sr. Unsecd. Note, 144A, 7.250%, 2/15/2031	157,120
175,000	Celanese US Holdings LLC, Sr. Unsecd. Note, 6.500%, 4/15/2030	176,289
475,000	Celanese US Holdings LLC, Sr. Unsecd. Note, 6.750%, 4/15/2033	473,293
200,000	Cheever Escrow Issuer, Sr. Secd. Note, 144A, 7.125%, 10/1/2027	203,674
300,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	290,997
175,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	170,313
245,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	245,995
250,000	Inversion Escrow Issuer LLC, Secured Note, 144A, 6.750%, 8/1/2032	246,435
425,000	Maxam Prill S.a.r.l., Sr. Secd. Note, 144A, 7.750%, 7/15/2030	428,181
375,000	Olympus Water US Holding Corp., Secured Note, 144A, 7.250%, 2/15/2033	375,625
325,000	Olympus Water US Holding Corp., Sr. Secd. Note, 144A, 4.250%, 10/1/2028	312,809
200,000	Olympus Water US Holding Corp., Sr. Secd. Note, 144A, 9.750%, 11/15/2028	210,025
350,000	Olympus Water US Holding Corp., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2029	340,146
75,000	Qnity Electronics, Inc., Sr. Secd. Note, 144A, 5.750%, 8/15/2032	75,666
75,000	Qnity Electronics, Inc., Sr. Unsecd. Note, 144A, 6.250%, 8/15/2033	76,683
200,000	SNF Group SACA, Sr. Unsecd. Note, 144A, 3.375%, 3/15/2030	185,843
150,000	Solstice Advanced Materials, Inc., Sr. Unsecd. Note, 144A, 5.625%, 9/30/2033	150,589
175,000	WR Grace Holdings LLC, Sr. Secd. Note, 144A, 6.625%, 8/15/2032	173,146
75,000	WR Grace Holdings LLC, Sr. Secd. Note, 144A, 7.375%, 3/1/2031	76,546
200,000	WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	186,058
	TOTAL	4,837,827
	Construction Machinery—0.6%
125,000	Herc Holdings, Inc., Sr. Unsecd. Note, 144A, 7.000%, 6/15/2030	129,943
100,000	Herc Holdings, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2033	104,470
75,000	United Rentals North America, Inc., 144A, 6.000%, 12/15/2029	77,289
175,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.750%, 1/15/2032	162,246

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Construction Machinery—continued
$ 75,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.000%, 7/15/2030	$ 71,808
138,000	United Rentals North America, Inc., Sr. Unsecd. Note, 5.500%, 5/15/2027	138,120
	TOTAL	683,876
	Consumer Cyclical Services—3.3%
75,000	Allied Universal Holdco LLC, Sr. Secd. Note, 144A, 6.875%, 6/15/2030	77,151
375,000	Allied Universal Holdco LLC, Sr. Secd. Note, 144A, 7.875%, 2/15/2031	393,514
475,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	467,381
275,000	Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	274,135
125,000	Garda World Security Corp., Sr. Secd. Note, 144A, 4.625%, 2/15/2027	124,164
325,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	322,515
775,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 8.375%, 11/15/2032	805,137
325,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	324,806
450,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	425,425
275,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	274,449
275,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2029	283,243
175,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.750%, 6/15/2032	182,179
	TOTAL	3,954,099
	Consumer Products—2.3%
625,000	Beach Acquisition Bidco, Sr. Unsecd. Note, 144A, 10.000%, 7/15/2033	675,726
350,000	Champ Acquisition Corp., Sr. Secd. Note, 144A, 8.375%, 12/1/2031	372,972
200,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 4.125%, 4/1/2029	190,517
150,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	149,912
375,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	360,139
300,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	295,209
250,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 6.000%, 9/15/2033	244,819
175,000	Whirlpool Corp., Sr. Unsecd. Note, 6.125%, 6/15/2030	176,527
300,000	Whirlpool Corp., Sr. Unsecd. Note, 6.500%, 6/15/2033	299,660
	TOTAL	2,765,481
	Diversified Manufacturing—1.6%
675,000	EMRLD Borrower LP / Emerald Co-Issuer, Inc., Sr. Secd. Note, 144A, 6.625%, 12/15/2030	694,709
75,000	EnPro, Inc., Sr. Unsecd. Note, 144A, 6.125%, 6/1/2033	76,841
575,000	Gates Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/1/2029	597,368
125,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/15/2029	128,854
75,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/15/2033	77,800
175,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.625%, 3/15/2032	182,082
200,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	202,769
	TOTAL	1,960,423
	Environmental—0.1%
150,000	Clean Harbors, Inc., Sr. Unsecd. Note, 144A, 5.750%, 10/15/2033	151,429
	Finance Companies—2.5%
525,000	Boost Newco Borrower LLC, 144A, 7.500%, 1/15/2031	557,360
475,000	CrossCountry Intermediate HoldCo LLC, Sr. Unsecd. Note, 144A, 6.500%, 10/1/2030	477,342
100,000	Macquarie Airfinance Holdings Ltd., Sr. Unsecd. Note, 144A, 8.125%, 3/30/2029	104,122
75,000	Navient Corp., Sr. Unsecd. Note, 5.500%, 3/15/2029	73,583
200,000	Rocket Cos., Inc., Sr. Unsecd. Note, 144A, 6.375%, 8/1/2033	206,673
400,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 2.875%, 10/15/2026	392,132
100,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	95,453
125,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	116,834
250,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.000%, 10/15/2033	228,503
125,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	125,036

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Finance Companies—continued
$ 175,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2029	$ 172,736
225,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.750%, 6/15/2027	225,051
150,000	UWM Holdings LLC, Sr. Unsecd. Note, 144A, 6.250%, 3/15/2031	149,379
50,000	UWM Holdings LLC, Sr. Unsecd. Note, 144A, 6.625%, 2/1/2030	50,908
	TOTAL	2,975,112
	Food & Beverage—2.2%
350,000	Bellring Brands, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2030	361,832
600,000	Froneri Lux Finco S.a.r.l., Sr. Secd. Note, 144A, 6.000%, 8/1/2032	601,446
200,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 8/1/2029	194,494
150,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/15/2027	149,799
125,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 6.125%, 9/15/2032	128,195
150,000	Post Holdings, Inc., 144A, 6.375%, 3/1/2033	151,771
125,000	Post Holdings, Inc., Sr. Secd. Note, 144A, 6.250%, 2/15/2032	128,666
200,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/15/2029	199,418
150,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	146,764
475,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	468,443
50,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 5.750%, 4/15/2033	50,387
	TOTAL	2,581,215
	Gaming—4.3%
275,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	273,937
100,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	96,484
675,000	Caesars Entertainment, Inc., 144A, 6.000%, 10/15/2032	665,270
150,000	Caesars Entertainment, Inc., Sr. Secd. Note, 144A, 6.500%, 2/15/2032	153,092
50,000	Caesars Entertainment, Inc., Sr. Secd. Note, 144A, 7.000%, 2/15/2030	51,462
75,000	Caesars Entertainment, Inc., Sr. Unsecd. Note, 144A, 4.625%, 10/15/2029	71,764
300,000	Churchill Downs, Inc., Sr. Secd. Note, 144A, 5.750%, 4/1/2030	299,935
75,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/1/2027	74,946
200,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 5/1/2031	205,221
50,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2033	50,118
300,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	308,114
250,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.500%, 9/1/2031	260,184
225,000	MGM Resorts International, Sr. Unsecd. Note, 6.125%, 9/15/2029	229,166
300,000	MGM Resorts International, Sr. Unsecd. Note, 6.500%, 4/15/2032	305,826
575,000	Midwest Gaming Borrower LLC, Sr. Note, 144A, 4.875%, 5/1/2029	559,343
150,000	PENN Entertaintment, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2029	140,705
175,000	Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., Secured Note, 144A, 6.250%, 10/15/2030	176,670
75,000	Station Casinos, LLC, 144A, 6.625%, 3/15/2032	77,097
475,000	Station Casinos, LLC, Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	467,341
250,000	Station Casinos, LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2031	236,049
50,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2029	48,848
150,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 144A, 7.125%, 2/15/2031	161,576
275,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Sr. Unsecd. Note, 144A, 6.250%, 3/15/2033	279,448
	TOTAL	5,192,596
	Health Care—4.9%
175,000	AHP Health Partners, Inc., Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	172,386
225,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/1/2029	214,179
550,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2028	541,515
75,000	CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	54,466
200,000	CHS/Community Health Systems, Inc., 144A, 6.875%, 4/15/2029	159,184
125,000	CHS/Community Health Systems, Inc., Sr. Note, 144A, 5.250%, 5/15/2030	113,194

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Health Care—continued
$ 50,000	CHS/Community Health Systems, Inc., Sr. Secd. Note, 144A, 6.000%, 1/15/2029	$ 48,578
225,000	CHS/Community Health Systems, Inc., Sr. Secd. Note, 144A, 9.750%, 1/15/2034	230,794
275,000	Concentra Escrow Issuer Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/15/2032	285,899
50,000	Insulet Corp., Sr. Unsecd. Note, 144A, 6.500%, 4/1/2033	52,027
300,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	299,902
200,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 6.500%, 5/15/2030	206,875
225,000	Medline Borrower LP, Sr. Secd. Note, 144A, 3.875%, 4/1/2029	217,165
1,150,000	Medline Borrower LP, Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	1,140,907
125,000	Medline Borrower LP/Medline Co-Issuer, Inc., 144A, 6.250%, 4/1/2029	128,332
100,000	Neogen Food Safety Corp., Sr. Unsecd. Note, 144A, 8.625%, 7/20/2030	104,662
400,000	Raven Acquisition Holdings LLC, Sr. Secd. Note, 144A, 6.875%, 11/15/2031	412,067
300,000	Select Medical Corp., 144A, 6.250%, 12/1/2032	300,405
50,000	Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	49,580
50,000	Teleflex, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/1/2028	48,854
25,000	Tenet Healthcare Corp., 4.625%, 6/15/2028	24,794
300,000	Tenet Healthcare Corp., 5.125%, 11/1/2027	299,704
100,000	Tenet Healthcare Corp., 6.250%, 2/1/2027	100,051
50,000	Tenet Healthcare Corp., Sr. Secd. Note, 6.125%, 6/15/2030	50,700
250,000	Tenet Healthcare Corp., Sr. Secd. Note, 6.750%, 5/15/2031	259,018
300,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.125%, 10/1/2028	300,429
	TOTAL	5,815,667
	Health Insurance—0.2%
250,000	Molina Healthcare, Inc., Sr. Secd. Note, 144A, 6.250%, 1/15/2033	253,005
	Independent Energy—3.9%
450,000	Aethon United BR LP/Aethon United Finance Corp., 144A, 7.500%, 10/1/2029	469,638
75,000	Antero Resources Corp., Sr. Unsecd. Note, 144A, 5.375%, 3/1/2030	75,491
13,000	Antero Resources Corp., Sr. Unsecd. Note, 144A, 7.625%, 2/1/2029	13,285
125,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	124,840
75,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2032	76,593
75,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 6.625%, 7/15/2033	76,312
75,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 9.000%, 11/1/2027	90,666
150,000	Chord Energy Corp., Sr. Unsecd. Note, 144A, 6.000%, 10/1/2030	149,049
100,000	Civitas Resources, Inc., Sr. Secd. Note, 144A, 9.625%, 6/15/2033	105,701
100,000	Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.625%, 11/1/2030	103,642
150,000	Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.750%, 7/1/2031	153,864
225,000	Civitas Resources, Inc., Unsecd. Note, 144A, 8.375%, 7/1/2028	233,505
150,000	CNX Resources Corp., Sr. Unsecd. Note, 144A, 7.250%, 3/1/2032	155,727
475,000	Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	474,554
125,000	Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	124,344
70,000	EQT Corp., Sr. Unsecd. Note, 4.500%, 1/15/2029	70,032
225,000	EQT Corp., Sr. Unsecd. Note, 4.750%, 1/15/2031	224,629
75,000	EQT Corp., Sr. Unsecd. Note, 6.375%, 4/1/2029	77,792
75,000	EQT Corp., Sr. Unsecd. Note, 7.500%, 6/1/2027	76,461
125,000	Expand Energy Corp., Sr. Unsecd. Note, 4.750%, 2/1/2032	122,900
100,000	Matador Resources Co., Sr. Unsecd. Note, 144A, 6.250%, 4/15/2033	100,720
250,000	Matador Resources Co., Sr. Unsecd. Note, 144A, 6.500%, 4/15/2032	252,567
50,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.125%, 1/1/2031	52,707
150,000	Permian Resources Operating LLC, Sr. Sub. Secd. Note, 144A, 6.250%, 2/1/2033	152,906
200,000	Range Resources Corp., Sr. Unsecd. Note, 8.250%, 1/15/2029	204,844
75,000	Range Resources Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	73,418

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Independent Energy—continued
$ 475,000	Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	$ 465,177
125,000	SM Energy Co., Sr. Unsecd. Note, 6.500%, 7/15/2028	125,905
50,000	SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	50,021
100,000	SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	100,039
125,000	SM Energy Co., Sr. Unsecd. Note, 144A, 6.750%, 8/1/2029	125,697
	TOTAL	4,703,026
	Industrial - Other—1.4%
125,000	Hillenbrand, Inc., Sr. Unsecd. Note, 6.250%, 2/15/2029	128,313
25,000	Madison Iaq LLC, Sr. Secd. Note, 144A, 4.125%, 6/30/2028	24,422
925,000	Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	914,612
625,000	SPX Flow, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/1/2030	642,604
	TOTAL	1,709,951
	Insurance - P&C—9.0%
50,000	Acrisure LLC, Sr. Secd. Note, 144A, 6.750%, 7/1/2032	51,525
325,000	Acrisure LLC, Sr. Secd. Note, 144A, 7.500%, 11/6/2030	338,822
75,000	Acrisure LLC, Sr. Unsecd. Note, 144A, 6.000%, 8/1/2029	73,994
250,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 144A, 5.875%, 11/1/2029	249,705
200,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 144A, 7.375%, 10/1/2032	206,336
425,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Secd. Note, 144A, 7.000%, 1/15/2031	439,458
150,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.750%, 10/15/2027	150,442
275,000	AmWINS Group, Inc., Sr. Secd. Note, 144A, 6.375%, 2/15/2029	280,763
650,000	AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	632,158
400,000	Amynta Agency/Warranty Borrower, Inc., Sr. Unsecd. Note, 144A, 7.500%, 7/15/2033	411,496
250,000	Ardonagh Finco Ltd., Sr. Secd. Note, 144A, 7.750%, 2/15/2031	261,792
1,225,000	Ardonagh Group Finance Ltd., Sr. Unsecd. Note, 144A, 8.875%, 2/15/2032	1,288,803
550,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 144A, 7.125%, 5/15/2031	571,381
1,125,000	Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	1,122,657
600,000	Hub International Ltd., Sr. Secd. Note, 144A, 7.250%, 6/15/2030	626,202
300,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2029	299,943
800,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.375%, 1/31/2032	833,571
300,000	Jones Deslauriers Insurance Management, Inc., Sr. Secd. Note, 144A, 8.500%, 3/15/2030	315,428
500,000	Jones Deslauriers Insurance Management, Inc., Sr. Unsecd. Note, 144A, 6.875%, 10/1/2033	497,692
775,000	Panther Escrow Issuer, Sr. Secd. Note, 144A, 7.125%, 6/1/2031	806,634
75,000	Ryan Specialty LLC, Sr. Secd. Note, 144A, 4.375%, 2/1/2030	72,760
375,000	Ryan Specialty LLC, Sr. Secd. Note, 144A, 5.875%, 8/1/2032	379,478
775,000	USI, Inc./NY, Sr. Unsecd. Note, 144A, 7.500%, 1/15/2032	813,695
	TOTAL	10,724,735
	Leisure—2.6%
50,000	Carnival Corp., Sr. Secd. Note, 144A, 7.000%, 8/15/2029	52,680
125,000	Carnival Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2029	125,000
175,000	Carnival Corp., Sr. Unsecd. Note, 144A, 5.750%, 3/15/2030	178,790
50,000	Carnival Corp., Sr. Unsecd. Note, 144A, 5.750%, 8/1/2032	50,946
200,000	Carnival Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/15/2031	205,077
150,000	Carnival Corp., Sr. Unsecd. Note, 144A, 6.000%, 5/1/2029	152,335
175,000	Carnival Corp., Sr. Unsecd. Note, 144A, 6.125%, 2/15/2033	179,492
25,000	NCL Corp. Ltd., Sr. Secd. Note, 144A, 5.875%, 1/15/2031	25,017
25,000	NCL Corp. Ltd., Sr. Secd. Note, 144A, 6.250%, 9/15/2033	25,145
250,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 6.750%, 2/1/2032	257,264
50,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 7.750%, 2/15/2029	53,266
150,000	NCL Finance Ltd., Sr. Unsecd. Note, 144A, 6.125%, 3/15/2028	153,376

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Leisure—continued
$ 225,000	Royal Caribbean Cruises, Ltd., 144A, 6.000%, 2/1/2033	$ 230,823
25,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.375%, 7/15/2027	25,224
125,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.500%, 8/31/2026	125,538
100,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.625%, 9/30/2031	102,040
200,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 6.250%, 3/15/2032	206,539
400,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 7.250%, 5/15/2031	400,420
525,000	United Parks & Resorts, Inc., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2029	516,623
	TOTAL	3,065,595
	Lodging—1.4%
100,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	91,616
100,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	100,437
150,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 5.750%, 9/15/2033	152,111
75,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 5.875%, 3/15/2033	76,613
175,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	174,144
275,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 4/1/2032	282,930
50,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2033	51,528
75,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2028	77,428
200,000	Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	195,379
425,000	XHR LP, Sr. Unsecd. Note, 144A, 6.625%, 5/15/2030	437,207
	TOTAL	1,639,393
	Media Entertainment—1.8%
150,000	Gray Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 11/15/2031	112,782
100,000	Lamar Media Corp., Sr. Unsecd. Note, 4.875%, 1/15/2029	99,189
100,000	Lamar Media Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2031	93,124
25,000	Outfront Media Capital LLC / Outfront Media Capital Corp., 144A, 7.375%, 2/15/2031	26,393
50,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2029	48,066
450,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	432,876
175,000	Stagwell Global LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	170,144
250,000	Univision Communications, Inc., Sr. Secd. Note, 144A, 4.500%, 5/1/2029	236,016
175,000	Univision Communications, Inc., Sr. Secd. Note, 144A, 7.375%, 6/30/2030	175,984
275,000	Univision Communications, Inc., Sr. Secd. Note, 144A, 8.000%, 8/15/2028	285,176
450,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2042	359,525
150,000	WMG Acquisition Corp., Sr. Secd. Note, 144A, 3.750%, 12/1/2029	143,192
	TOTAL	2,182,467
	Metals & Mining—1.0%
225,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/1/2029	216,966
200,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 4/15/2030	203,431
75,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.875%, 11/1/2029	76,494
200,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2032	202,243
50,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.500%, 9/15/2031	51,571
125,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.625%, 1/15/2034	128,882
300,000	Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	295,795
	TOTAL	1,175,382
	Midstream—5.1%
475,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.375%, 6/15/2029	473,608
400,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	399,519
100,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 10/15/2033	99,619
225,000	Aris Water Holdings LLC, Sr. Unsecd. Note, 144A, 7.250%, 4/1/2030	237,718
75,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 7/15/2029	77,828
100,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2032	105,241

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$ 100,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series WI, 3.250%, 1/31/2032	$ 91,139
175,000	Cheniere Energy, Inc., Sr. Unsecd. Note, 4.625%, 10/15/2028	174,501
450,000	CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	431,874
125,000	Crestwood Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.375%, 2/1/2031	130,568
275,000	DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	265,883
100,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 4.250%, 2/15/2030	97,007
275,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	274,904
100,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2030	100,798
100,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 6.500%, 6/1/2029	103,196
275,000	HF Sinclair Corp., Sr. Unsecd. Note, 5.000%, 2/1/2028	275,606
450,000	Northriver Midstream Fin, 144A, 6.750%, 7/15/2032	460,474
400,000	Rockies Express Pipeline, Sr. Unsecd. Note, 144A, 6.750%, 3/15/2033	418,026
450,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	449,077
175,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2031	166,624
475,000	Tallgrass Energy Partners LP, Sr. Unsecd. Note, 144A, 6.750%, 3/15/2034	470,529
225,000	Venture Global Plaquemines LNG LLC, Sr. Secd. Note, 144A, 6.500%, 1/15/2034	236,989
275,000	Venture Global Plaquemines LNG LLC, Sr. Secd. Note, 144A, 7.500%, 5/1/2033	304,050
275,000	Venture Global Plaquemines LNG LLC, Sr. Secd. Note, 144A, 7.750%, 5/1/2035	310,567
	TOTAL	6,155,345
	Oil Field Services—2.4%
200,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	200,424
700,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	700,547
150,000	Kodiak Gas Services LLC, Sr. Unsecd. Note, 144A, 6.500%, 10/1/2033	152,820
100,000	Kodiak Gas Services LLC, Sr. Unsecd. Note, 144A, 6.750%, 10/1/2035	102,738
175,000	Kodiak Gas Services LLC, Sr. Unsecd. Note, 144A, 7.250%, 2/15/2029	181,717
75,000	Nabors Industries, Inc., Co. Guarantee, 144A, 9.125%, 1/31/2030	78,057
137,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/15/2027	139,169
150,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 8.875%, 8/15/2031	139,810
100,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2029	100,612
425,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	425,170
175,000	USA Compression Partners LP, Sr. Unsecd. Note, 144A, 6.250%, 10/1/2033	175,779
225,000	USA Compression Partners LP, Sr. Unsecd. Note, 144A, 7.125%, 3/15/2029	232,205
150,000	WBI Operating LLC, Sr. Unsecd. Note, 144A, 6.250%, 10/15/2030	150,000
100,000	WBI Operating LLC, Sr. Unsecd. Note, 144A, 6.500%, 10/15/2033	99,750
	TOTAL	2,878,798
	Packaging—3.2%
294,038	ARD Finance S.A., Secured Note, 144A, 7.250% PIK, 6/30/2027	8,821
900,000	Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	833,689
200,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	77,128
200,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	77,128
275,000	Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	250,013
75,000	Ball Corp., Sr. Unsecd. Note, 3.125%, 9/15/2031	68,143
100,000	Ball Corp., Sr. Unsecd. Note, 6.000%, 6/15/2029	102,490
350,000	Clydesdale Acquisition Holdings, Inc., Sr. Secd. Note, 144A, 6.750%, 4/15/2032	359,308
225,000	Clydesdale Acquisition Holdings, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/15/2030	231,343
400,000	Crown Americas LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/1/2033	404,392
69,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	68,931
200,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 7.375%, 6/1/2032	202,186
275,000	Sealed Air Corp., 144A, 6.500%, 7/15/2032	285,043
100,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	99,524

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Packaging—continued
$ 100,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 6.125%, 2/1/2028	$ 101,460
200,000	Trivium Packaging Finance B.V., 144A, 8.250%, 7/15/2030	213,520
450,000	Trivium Packaging Finance B.V., 144A, 12.250%, 1/15/2031	487,479
	TOTAL	3,870,598
	Paper—0.4%
200,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 4.750%, 8/15/2028	188,327
150,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	142,327
25,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.750%, 2/1/2030	23,391
125,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2027	124,166
	TOTAL	478,211
	Pharmaceuticals—2.0%
50,000	Amneal Pharmaceuticals, Inc., Sr. Secd. Note, 144A, 6.875%, 8/1/2032	51,773
250,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/1/2028	223,969
75,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	56,322
300,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.250%, 2/15/2031	196,726
500,000	Bausch Health, Sr. Secd. Note, 144A, 10.000%, 4/15/2032	512,921
575,000	Grifols Escrow Issuer S.A., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2028	559,062
200,000	Opal Bidco SAS, Sr. Secd. Note, 144A, 6.500%, 3/31/2032	205,125
200,000	Organon & Co./Organon Foreign Debt Co-Issuer B.V., Sr. Unsecd. Note, 144A, 7.875%, 5/15/2034	185,530
425,000	Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	372,659
	TOTAL	2,364,087
	Restaurant—1.6%
225,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 3.500%, 2/15/2029	215,155
1,000,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.000%, 10/15/2030	943,468
150,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.375%, 1/15/2028	147,601
75,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 5.625%, 9/15/2029	75,996
75,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, 144A, 4.750%, 6/1/2027	74,839
375,000	Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	364,827
75,000	Yum! Brands, Inc., Sr. Unsecd. Note, 5.375%, 4/1/2032	75,403
	TOTAL	1,897,289
	Retailers—2.8%
325,000	Academy Ltd., Sr. Secd. Note, 144A, 6.000%, 11/15/2027	325,833
275,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	267,111
250,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2032	240,248
400,000	BELRON UK Finance PLC, 144A, 5.750%, 10/15/2029	405,576
250,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	234,228
325,000	Group 1 Automotive, Inc., Sr. Unsecd. Note, 144A, 6.375%, 1/15/2030	333,095
275,000	Hanesbrands, Inc., Sr. Unsecd. Note, 144A, 9.000%, 2/15/2031	291,444
75,000	Kontoor Brands, Inc., Sr. Unsecd. Note, 144A, 4.125%, 11/15/2029	71,150
175,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 4.875%, 5/1/2029	171,588
425,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 8.250%, 8/1/2031	449,809
225,000	Lithia Motors, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/1/2030	224,886
275,000	Sally Hldgs. LLC/Sally Capital, Inc., Sr. Unsecd. Note, 6.750%, 3/1/2032	286,257
100,000	William Carter Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2027	100,195
	TOTAL	3,401,420
	Supermarkets—0.6%
425,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	403,359
75,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	75,087
50,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 6.250%, 3/15/2033	51,211

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Supermarkets—continued
$ 150,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 6.500%, 2/15/2028	$ 152,543
	TOTAL	682,200
	Technology—12.6%
375,000	Amentum Holdings, Inc., Sr. Unsecd. Note, 144A, 7.250%, 8/1/2032	389,685
650,000	AthenaHealth Group, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2030	645,237
100,000	CACI International, Inc., Sr. Unsecd. Note, 144A, 6.375%, 6/15/2033	103,280
550,000	Capstone Borrower, Inc., Sr. Secd. Note, 144A, 8.000%, 6/15/2030	575,845
100,000	Centerfield Media Parent, Sr. Note, 144A, 6.625%, 8/1/2026	96,040
50,000	Ciena Corp., Sr. Unsecd. Note, 144A, 4.000%, 1/31/2030	47,747
650,000	Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	614,863
700,000	Cloud Software Group, Inc., Secured Note, 144A, 9.000%, 9/30/2029	726,839
450,000	Cloud Software Group, Inc., Sr. Secd. Note, 144A, 6.500%, 3/31/2029	454,554
100,000	Cloud Software Group, Inc., Sr. Secd. Note, 144A, 6.625%, 8/15/2033	101,899
100,000	Cloud Software Group, Inc., Sr. Secd. Note, 144A, 8.250%, 6/30/2032	106,186
500,000	Coherent Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	493,689
200,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2026	199,807
250,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	251,323
150,000	CoreWeave, Inc., Sr. Unsecd. Note, 144A, 9.000%, 2/1/2031	153,919
175,000	CoreWeave, Inc., Sr. Unsecd. Note, 144A, 9.250%, 6/1/2030	180,951
450,000	Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	432,490
100,000	Ellucian Holdings, Inc., Sr. Secd. Note, 144A, 6.500%, 12/1/2029	101,842
75,000	Entegris, Inc., Sr. Secd. Note, 144A, 4.750%, 4/15/2029	74,437
550,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 5.950%, 6/15/2030	558,379
125,000	Fair Isaac & Co., Inc., Sr. Unsecd. Note, 144A, 6.000%, 5/15/2033	126,868
375,000	Fortress Intermediate 3, Inc., Sr. Secd. Note, 144A, 7.500%, 6/1/2031	393,109
100,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2030	94,466
25,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 4.500%, 7/1/2028	24,800
150,000	Gen Digital, Inc., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2033	153,507
325,000	HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	315,534
350,000	Insight Enterprises, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/15/2032	359,265
200,000	Iron Mountain, Inc., 144A, 6.250%, 1/15/2033	204,153
75,000	Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2030	74,221
450,000	Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2029	464,083
300,000	KIOXIA Holdings Corp., Sr. Unsecd. Note, 144A, 6.625%, 7/24/2033	308,747
1,075,000	McAfee Corp., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2030	998,413
275,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	271,193
59,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.125%, 4/15/2029	58,122
275,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	267,728
75,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 4.125%, 2/15/2030	71,141
275,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 4.125%, 12/1/2031	254,573
200,000	Rocket Software, Inc., Sr. Secd. Note, 144A, 9.000%, 11/28/2028	206,465
600,000	Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	585,048
75,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	74,306
150,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 5.875%, 11/1/2033	150,140
25,000	Seagate Data Storage Technologh Pte. Ltd., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2030	25,498
125,000	Seagate Data Storage Technologh Pte. Ltd., Sr. Unsecd. Note, 144A, 8.500%, 7/15/2031	132,645
456,000	Seagate Data Storage Technology Pte. Ltd., Sr. Unsecd. Note, 144A, 9.625%, 12/1/2032	516,901
200,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.000%, 4/15/2029	192,173
200,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 5.875%, 9/1/2030	201,922
75,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	69,284

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$ 200,000		Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 6.625%, 7/15/2032	$ 207,191
75,000		Shift4 Payments, Inc., Sr. Unsecd. Note, 144A, 6.750%, 8/15/2032	77,595
450,000		SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	449,695
125,000		SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 6.500%, 6/1/2032	129,372
200,000		Synaptics, Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2029	191,606
275,000		TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	264,724
350,000		UKG, Inc., Sr. Secd. Note, 144A, 6.875%, 2/1/2031	361,407
250,000		Viavi Solutions, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2029	236,575
125,000		Zebra Technologies Corp., Sr. Unsecd. Note, 144A, 6.500%, 6/1/2032	128,486
175,000		ZipRecruiter, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/15/2030	141,043
		TOTAL	15,091,011
		Transportation Services—0.4%
425,000		Watco Cos. LLC/Finance Co., Sr. Unsecd. Note, 144A, 7.125%, 8/1/2032	440,264
		Utility - Electric—2.9%
300,000		Calpine Corp., 144A, 4.500%, 2/15/2028	298,934
200,000		Calpine Corp., Sr. Secd. Note, 144A, 3.750%, 3/1/2031	190,628
25,000		Calpine Corp., Sr. Unsecd. Note, 144A, 4.625%, 2/1/2029	24,774
25,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	24,942
175,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	175,219
39,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2032	35,968
250,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/15/2029	249,381
50,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.750%, 1/15/2034	49,980
275,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 6.000%, 1/15/2036	275,211
50,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	48,365
475,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	471,926
275,000		TransAlta Corp., Sr. Unsecd. Note, 7.750%, 11/15/2029	286,149
175,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	174,995
400,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	400,543
250,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 7.750%, 10/15/2031	264,729
225,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 7.250%, 1/15/2029	231,174
50,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 8.375%, 1/15/2031	52,439
225,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 8.625%, 3/15/2033	236,125
		TOTAL	3,491,482
		TOTAL CORPORATE BONDS (IDENTIFIED COST $115,392,400)	115,036,747
		COMMON STOCK—0.0%
		Media Entertainment—0.0%
1,050	[1,2]	Audacy Capital Corp. (IDENTIFIED COST $714,852)	15,141
		WARRANTS—0.0%
		Media Entertainment—0.0%
1,272	[1,2]	Audacy Capital Corp., Warrants 9/30/2028	13
212	[1,2]	Audacy Capital Corp., Warrants 9/30/2028	2
		TOTAL WARRANTS (IDENTIFIED COST $429)	15

Principal Amount or Shares		Value
	REPURCHASE AGREEMENT—3.8%
$4,599,000
Interest in $250,000,000 joint repurchase agreement 4.21%, dated 9/30/2025 under which Bank of America, N.A. will repurchase securities provided as collateral for $250,029,236 on 10/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to
1/25/2046 and the market value of those underlying securities was $257,530,113.
(IDENTIFIED COST $4,599,000)
		$ 4,599,000
	TOTAL INVESTMENT IN SECURITIES—99.8% (IDENTIFIED COST $120,706,681)	119,650,903
	OTHER ASSETS AND LIABILITIES - NET—0.2%[3]	214,150
	NET ASSETS—100%	$119,865,053

1
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

2	Non-income-producing security.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at September 30, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$115,036,747	$—	$115,036,747
Equity Security:
Common Stock
Domestic	—	—	15,141	15,141
Warrants	—	—	15	15
Repurchase Agreement	—	4,599,000	—	4,599,000
TOTAL SECURITIES	$—	$119,635,747	$15,156	$119,650,903

The following acronym(s) are used throughout this portfolio:
PIK	—Payment in Kind